Stockholders’ Equity	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Stockholders’ Equity

8. Stockholders’ Equity

On May 5, 2021, the Board of Directors of the Company authorized the issuance and sale of up to $50,000 of the Company’s Common Shares, Series D Preferred Shares, Series E Preferred Shares and Series F Preferred Shares. On October 29, 2021, the Company announced the Board’s authorization of the issuance and sale up to an additional $100,000 of Common Shares, Series D Preferred Shares, Series E Preferred Shares and Series F Preferred Shares.

In 2021, the Company issued 6,049,498 common shares for net proceeds of $50,538. In 2020, the Company issued 172,227 common shares for net proceeds of $3,461. In 2019, the Company issued 911,459 common shares for net proceeds of $16,552.

In 2021, the Company issued 92,093 Series D Preferred Shares, 143,708 Series E Preferred Shares and 741,259 Series F Preferred Shares for net proceeds of $2,240, $3,501, and $18,000, respectively.

On March 24, 2020, the Company announced that its Board of Directors had authorized a share repurchase program for its common and/or its preferred shares of up to $50,000. Shares may be purchased from time to time in open market or privately negotiated transactions, which may include derivative transactions, at times and prices that are considered to be appropriate by the Company and the program may be discontinued at any time.

In 2021 and 2020, the Company acquired and held as treasury stock, 19,836 and 978,936 common shares for a total amount of $168 and $9,834, respectively, and did not purchase any preferred shares. No common or preferred share repurchases were made by the Company in 2019. In 2021, the Company sold 320,599 shares from its treasury stock for net proceeds of $3,211 resulting in a loss of $273 included in the consolidated statement of stockholders’ equity.

On June 22, 2020, the Company announced a one-for-five (1-for-5) reverse stock split of the Company’s common shares which was approved by its shareholders at the annual meeting on May 28, 2020. The reverse split became effective on July 1, 2020. The par value of each common share was adjusted from $1.00 per common share to $5.00 per common share. The reverse share split affected all common shares and reduced the number of authorized common shares from 175,000,000 to 35,000,000 and the number of outstanding common shares of the Company from 94,005,410 to 18,801,108 as of July 1, 2020. No fractional shares were issued in connection with the reverse split. All share and per share amounts disclosed in the consolidated financial statements and notes give effect to this reverse stock split retroactively, for all periods presented.

On October 30, 2020, the Company redeemed all of its 2,000,000 Series C Preferred Shares, with a liquidation preference of $25.00 per share along with the payment of a final dividend of $0.5547 per share, declared on September 30, 2020. The difference between the carrying value and the fair value of the Series C Preferred Shares, amounting to $2,493, was recognized as a reduction of retained earnings as a deemed dividend, and has been considered in the calculations of Loss per Common Share in 2020 (Note 10).

On July 30, 2019, the Company redeemed all of its 2,000,000 Series B Preferred Shares, with a liquidation preference of $25.00 per share along with the payment of a final dividend of $0.50 per share, declared on June 28, 2019. The difference between the carrying value and the fair value of the Series B Preferred Shares, amounting to $2,750, was recognized as a reduction of retained earnings as a deemed dividend, and has been considered in the calculations of Loss per Common Share in 2019 (Note 10).

In September 2019, the Company entered into a share purchase agreement for the private placement of 3,500,000 Series G Redeemable Convertible Perpetual Preferred Shares, par value $1.00 per share and liquidation preference $10.00 per share (the “Series G Convertible Preferred Shares”), at a purchase price of $10.00 per share, raising $33,984, net of structuring fee and other expenses. The Series G Convertible Preferred Shares have a stated coupon rate of 0%, subject to adjustment in the event of a cross-default or failure to redeem on any redemption date and participate on an as-converted basis in dividends declared and paid on the Company’s common shares.

The Series G Convertible Preferred Shares are convertible at any time, at the option of the holder, at a conversion price of $15.00 per share, representing a conversion rate of two-thirds of a common share per Series G Convertible Preferred Share. All or a portion of the Series G Convertible Preferred Shares will automatically convert into common shares at the conversion rate if the trading price of the Company’s common shares exceed certain levels between 130% and 170% of the conversion price. The holders, however, will be prohibited from converting the Series G Convertible Preferred Shares into common shares to the extent that, as a result of such conversion, the holder would own more than 9.99% of the total number common shares then issued and outstanding, unless a 61-day notice is delivered to the Company.

The conversion price is subject to customary anti-dilution and other adjustments relating to the issuance of common shares as a dividend or the subdivision, combination, or reclassification of common shares into a greater or lesser number of common shares. The Company could have also redeemed in full or in part the Series G Convertible Preferred Shares prior to September 1, 2020, for cash, at the as-converted value of the Series G Convertible Preferred Shares, if the trading price of the common shares exceeds certain levels. The Company did not exercise the redemption option as of December 31, 2021.

The Series G Convertible Preferred Shares did not generate a beneficial conversion feature (BCF) upon issuance as the fair value of the Company’s common shares was lower than the conversion price. The Series G Convertible Preferred Shares did not meet the criteria for mandatorily redeemable financial instruments. Additionally, the Company determined that the nature of the Series G Convertible Preferred Shares was more akin to an equity instrument and that the economic characteristics and risks of the embedded conversion options were clearly and closely related to the Series G Convertible Preferred Shares. As such, the conversion options were not required to be bifurcated from the equity host under ASC 815, Derivatives and Hedging. The Company also determined that the redemption call option did meet the definition of a derivative, but that the value of the derivative was zero due to the expectations under which the call option would be exercised. On September 1, 2020, the redemption call option expired unexercised.

On December 23, 2019 and January 15, 2020, 875,000 and 10,000 Series G Convertible Preferred Shares converted into 583,333 and 6,667 common shares, respectively.

The holders of the Series G Convertible Preferred Shares generally do not have voting rights. However, without the affirmative vote or consent of the holders of at least two-thirds of the outstanding Series G Convertible Preferred Shares, voting as a single class, the Company may not adopt any amendment to its memorandum of association or bye-laws that materially or adversely alters or affects the preferences, powers or rights of the Series G Convertible Preferred Shares in any respect or any amendment to the Series G Convertible Preferred Shares Certificate of Designations. The Series G Convertible Preferred Shares rank pari passu with the Company’s other outstanding series of preferred shares and senior to the Company’s common shares with respect to dividend distributions and distributions upon any liquidation event.

On February 1, 2021 (the “Initial Redemption Date”) and August 2, 2021, the Company redeemed 1,798,651 and 357,063 Series G Convertible Preferred Shares in exchange for 1,900,000 and 388,841 Series B Cumulative Redeemable Perpetual Preferred Shares of Shyris Shipping Company S.A. (“Shyris Shipping”), respectively a wholly owned subsidiary of the Company, par value $0.001 per share, each with a liquidation preference of $10.00 per share representing the full mandatory redemption price of $10.56 and $10.89, respectively, per Series G Convertible Preferred Share ($19,000,000 and $3,888,416 in the aggregate, respectively) payable for the number of Series G Convertible Preferred Shares. The difference between the carrying value of the redeemed Series G Convertible Preferred shares and the fair value of the Shyris Shipping Company Preferred Shares, amounting to $2,171, in total, was recognized as a deemed dividend to the holders of the Series G Convertible Preferred Shares, and has been considered in the calculation of Loss per Common Share in 2021 (Note 10).

The redemption price at which the Series G Convertible Preferred Shares exchanged was the higher of 95% of the as-converted value of the Series G Convertible Preferred Shares, based on a six-month volume weighted average price (“VWAP”) of the Company’s common shares, or a price providing for a return of 7.75% per annum on an actual/360-day basis on the Series G Convertible Preferred Shares, taking into account all dividends actually received on the Series G Convertible Preferred Shares. If certain limitations intended to ensure Shyris Shipping’s compliance with Section 883 of the U.S. Internal Revenue Code of 1986, as amended, cease to apply prior to the fifth anniversary of the Series G Closing Date, some or all of the Series G Convertible Preferred Shares that remain outstanding as of that date will be mandatorily redeemed for Shyris Shipping Preferred Shares or to the extent the aggregate mandatory redemption price of such Series G Convertible Preferred Shares, together with all Series G Convertible Preferred Shares previously redeemed for Shyris Shipping Preferred Shares, exceeds $35,000, converted into common shares at the conversion rate (unless the Company elects to redeem such Series G Convertible Preferred Shares for cash). After the fifth anniversary of the share purchase agreement, any Series G Convertible Preferred Shares will automatically convert into the Company’s common shares at the conversion rate (unless the Company elects to redeem such Series G Convertible Preferred Shares for cash) or be redeemed for Shyris Shipping Preferred Shares. The Series G Convertible Preferred shareholders will also have the right to require the Company to redeem the Series G Convertible Preferred Shares for cash, in the event of non-compliance with certain requirements relating to Shyris Shipping. The Company had 459,286 Series G Redeemable Convertible Perpetual Preferred shares outstanding as of December 31, 2021.

The Series B Cumulative Redeemable Perpetual Preferred Shares of Shyris Shipping (the “Shyris Shipping Preferred Shares”) are entitled to receive cumulative semi-annual dividends from Shyris Shipping at a rate of 7.50% per annum, payable in arrears on the 1st day of March and September of each year, as, when and if declared by the Shyris Shipping Board of Directors. Shyris Shipping paid dividends on the Shyris Shipping Preferred Shares amounting to $864 in the period ended December 31, 2021. On March 1, 2022, Shyris Shipping paid dividends on the Shyris Shipping Preferred Shares amounting to $858 for the period September 1, 2021 to and including February 28,2022. As long as Shyris Shipping Preferred Shares are outstanding, Shyris Shipping cannot declare or pay dividends to the Company or incur additional indebtedness without the consent of the holder of Shyris Shipping Preferred Shares.

The initial liquidation preference of the Shyris Shipping Preferred Shares is $10.00 per share, subject to certain customary adjustments. Upon any liquidation or dissolution of Shyris Shipping, holders of Shyris Shipping Preferred Shares will be entitled to receive, on a pro rata basis, the liquidation preference of the Shyris Shipping Preferred Shares, plus an amount equal to accumulated and unpaid dividends ratably with any pari passu securities, after satisfaction of all liabilities to Shyris Shipping creditors, before any distribution is made to or set aside for the holders of junior shares, including the common shares of Shyris Shipping owned by the Company.

The holders of the Shyris Shipping Preferred Shares have no right to vote on matters on which shareholders of the Company are entitled to vote. The holders of the Shyris Shipping Preferred Shares generally do not have any other voting rights, however, in the event that six semi-annual dividends, whether consecutive or not, payable on Shyris Shipping Preferred Shares are in arrears, the holders of Shyris Shipping Preferred Shares, will have the right, voting separately as a class, to elect one member of Shyris Shipping’s board of directors and the affirmative vote or consent of the holders of at least two-thirds of the outstanding Shyris Shipping Preferred Shares, voting as a single class, are required for Shyris Shipping to take certain actions.

The Shyris Shipping Preferred Shares are non-convertible and perpetual, and are redeemable by Shyris Shipping, in whole or in part, at redemption prices that decline over time from 112.5% to 100% of the deemed issuance price, plus any accrued and unpaid dividends. The Shyris Shipping Preferred Shares did not meet the criteria for mandatorily redeemable financial instruments and their value of $19,000 and $3,889, respectively, upon issuance was included in non-controlling interest in the accompanying Consolidated Balance Sheet as at December 31, 2021 (Note 11). Additionally, the Company determined that the economic characteristics and risks of the embedded redemption features were clearly and closely related to the host contract, apart from the feature discussed below.

If Shyris Shipping, directly or indirectly, sells or otherwise voluntarily disposes of a vessel, including any of the four conventional tankers its wholly-owned subsidiaries currently own, or a stake in any vessel owning company or causes a vessel to be damaged or a charter or management agreement relating to any vessel to be terminated or breached, then all net proceeds (after payment of related expenses and associated debt) received therefrom is required to be used to redeem Shyris Shipping Preferred Shares on a pro rata basis. The Company determined that the redemption feature did meet the definition of a derivative, but the fair value of the instrument is zero due to the expectations under which the feature would be exercised.

On April 15, 2022, Shyris Shipping redeemed 75,000 of the outstanding Shyris Shipping Preferred Shares for an aggregate redemption price of $757.